Fixed assets - Dismantling provision - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets and property, plant and equipment [abstract]
Total dismantling provisions	€ 825	€ 776	€ 789	€ 737
o/w non-current provisions	810	765	774
o/w current provisions	€ 15	€ 11	€ 15